FORM N-CSR

  CERTIFIED SHAREHOLDERS REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES




Investment Company Act file number                   811-10493

Exact Name of registrant as specified in charter     NorthQuest Capital
                                                     Fund, Inc.

Address of principal executive offices               16 Rimwood Lane
                                                     Colts Neck, NJ 07722

Name and address of agent for service                Peter J. Lencki
                                                     16 Rimwood Lane
                                                     Colts Neck, NJ 07722

Registrants telephone number, including area code    732-892-1057

Date of fiscal year end:                             12/31/03

Date of reporting period:                            06/30/04




































                                     - i -




(page)

Item 1. Report to Shareholders.





                           NORTHQUEST CAPITAL FUND, INC.



To the Shareholders of NorthQuest Capital Fund, Inc.:

   Our Fund began the year at a share price of $10.96 and ended past six months at $11.38. The Fund's total return before taxes for this period was +3.83 %. The following table, from the "Wall Street Journal" dated 07/01/04, may be helpful in comparing the Fund's performance with other indices.

             Index                Total Return            Year-To-Date (YTD)
             -----                                        ------------------
             DJIA                                              - 0.18 %
             S&P 500                                             2.60 %

NorthQuest did not purchase or sell any common stock securities so far this year. The Fund has $1,122,896 invested at cost in common stock securities. The current value of these securities is $1,417,521, which is an unrealized gross capital gain of $294,625. At this time the Fund has 156,698 shares outstanding.

Rising Energy Prices

   The Fund stayed defensive during the first six months of 2004 because of rising natural gas, gasoline and food prices. These increases, if they per-sist, will result in slower consumer spending and reduced corporate profits. Furthermore, the rise in global terrorism and the upcoming presidential election may hold back the U.S. economy for the remainder of the year. This period of uncertainty should present numerous buying opportunities for NorthQuest.

   You will find enclosed the Fund's financial statements, and a shareholder statement, which includes current year account transactions and account bal-ances as of 06/30/04. Please do not hestitate to contact me with any comments or questions that you may have about this report.



Sincerely,

/s/ Peter J. Lencki
    ---------------
    President











                                    -1-




(page)                   NORTHQUEST CAPITAL FUND, INC,
                         -----------------------------
                            Schedule of Investments
                            -----------------------
                                 June 30, 2004
                                 -------------
                                  (Unauditied)
                                                                     Fair
COMMON STOCKS - 79.48%                  Shares         Cost         Value
----------------------                  ------         ----         -----
Computer hardware & software - 7.66%
------------------------------------

Cisco Systems *                          1,300   $    19,625   $    30,810
EMC Corp. *                              1,600        17,280        18,240
Symantec Corp. *                         2,000        38,022        87,560
                                                    ---------     ---------
                                                      74,927       136,610
                                                    ---------     ---------

Defense Industry - 8.35%

------------------------
General Dynamics Corp.                   1,500       100,926       148,950
                                                    ---------     ---------

Electrical Products/Equipment - 6.02%
-------------------------------------

General Electric                         2,500        81,293        81,000
Technitrol Inc. *                        1,200        28,284        26,280
                                                    ---------     ---------
                                                     109,577       107,280
                                                    ---------     ---------
Food Industry - 4.15%
---------------------

Hershey Foods                            1,600        55,426        74,032
                                                    ---------     ---------

Industrials - 8.02%
-------------------

Diebold Inc.                               800        30,956        42,296
Donaldson Co.                            1,800        35,487        52,740
Sealed Air *                               900        39,558        47,943
                                                    ---------     ---------
                                                     106,001       142,979
                                                    ---------     ---------
Insurance & Financial Services - 16.98%
---------------------------------------

Allstate Corporation                       500        21,310        23,275
ChoicePoint Inc. *                       1,599        70,189        73,010
MBNA Corp.                               2,500        50,539        64,475
Morgan Stanley                           1,155        58,854        60,950
Washington Mutual                        2,100        75,050        81,144
                                                    ---------     ---------
                                                     275,942       302,854
                                                    ---------     ---------
   The accompanying notes are an integral part of these financial statements.
                                    -2-




(page)
                         NORTHQUEST CAPITAL FUND, INC.
                         -----------------------------
                      Schedule of Investments (Continued)
                      -----------------------------------
                                 June 30, 2004
                                 -------------
                                  (Unaudited)
                                                                    Fair
                                        Shares         Cost         Value
                                        ------         ----         -----
Medical & Drug Industry - 9.74%
-------------------------------

Pfizer Inc.                              2,500   $    82,864   $   85,700
Stryker Corp.                            1,600        42,091       88,000
                                                    ---------     -------
                                                     124,955      173,700
                                                    ---------     -------
Miscellaneous - 10.49%
----------------------

Berkshire Hathaway, Class B *               38   $    89,457   $   112,290
Exelon Corporation                       1,000        31,875        33,290
New Jersey Resources                     1,000        29,738        41,580
                                                    ---------     ---------
                                                     151,070       187,160
                                                    ---------     ---------
Petroleum & Chemical Industry - 2.49%
--------------------------------------

E.I. du Pont de Nemours & Company          500   $    22,600   $    22,210
Exxon Mobil Corporation                    500        18,755        22,205
                                                    ---------     ----------
                                                      41,355        44,415
                                                    ---------     ----------
Publishers - 5.58%
------------------

McGraw-Hill                               1,300       82,717        99,541
                                                    ---------   -----------

TOTAL COMMON STOCKS                              $ 1,122,896   $ 1,417,521
                                                  -----------   -----------
SHORT-TERM INVESTMENTS - 20.46%
-------------------------------
Charles Schwab Money Market Fund                         839           839
Federated Prime Cash Series                            9,572         9,572
Fleet Bank Money Market Savings                      354,513       354,513
                                                   ----------    ----------
TOTAL SHORT-TERM INVESTMENTS                         364,924       364,924
                                                   ----------    ----------
TOTAL INVESTMENTS                                $ 1,487,820     1,782,445
                                                   ==========    ----------
OTHER ASSETS AND LIABILITIES - .06%                                  1,139
                                                                 ----------
NET ASSETS - 100.00%                                           $ 1,783,584
                                                                 ==========

*Non-income producing during the period.
  The accompanying notes are an integral part of these financial statements.
                                    -3-




(page)


                         NORTHQUEST CAPITAL FUND, INC.
                         -----------------------------
                      Statement of Assets and Liabilities
                      -----------------------------------
                                 June 30, 2004
                                 -------------
                                  (Unaudited)




Assets

Investments in securities at fair value (cost $1,487,820)         $ 1,782,445
Cash                                                                    3,437
Dividends and interest receivable                                       2,087
                                                                   -----------

          Total Assets                                              1,787,969
                                                                   -----------


Liabilities

Accrued expenses                                                        4,385
                                                                   -----------

Net Assets                                                        $ 1,783,584
                                                                   ===========

Composition of Net Assets:
  Common stock, at .001 par value                                 $       157
  Paid in capital                                                   1,491,222
  Undistributed net income                                             (2,420)
  Net unrealized appreciation of investments                          294,625
                                                                   -----------

Net Assets (equivalent to $11.38 per share based on
156,698 shares outstanding) (Note 4)                              $ 1,783,584
                                                                   ===========

















   The accompanying notes are an integral part of these financial statements.
                                    -4-




(page)

                         NORTHQUEST CAPITAL FUND, INC.
                         -----------------------------
                            Statement of Operations
                            -----------------------
                         Six months ended June 30, 2004
                         ------------------------------
                                   (Unaudited)


Investment Income

Dividends                                                    $   10,368
Interest                                                          1,696
Miscellaneous                                                       343
                                                               ---------

    Total Income                                                 12,407
                                                               ---------

Expenses

Audit                                                             2,985
Investment advisory fee                                           8,746
Miscellaneous expense                                               275
Office expense                                                      121
Postage and printing                                              1,511
Registration fees                                                 1,140
Software                                                            250
Taxes                                                               556
                                                               ---------

    Total Expenses                                               15,584
Less, expense reduction from investment
advisor (Note 2)                                                  ( 757)
                                                               ---------

    Net Expenses                                                 14,827


Net Investment Income (Loss)                                    ( 2,420)
                                                               ---------

Realized and Unrealized Gain (Loss) from Investments

    Net realized gain on investments                               -

    Net increase in unrealized appreciation on
        investment securities                                    86,802
                                                               ---------

Net realized and unrealized gain (loss) from investments         86,802
                                                               ---------

Net increase (decrease) in net assets resulting
        from operations                                       $  84,382
                                                               =========


   The accompanying notes are an integral part of these financial statements.
                                    -5-




(page)



                         NORTHQUEST CAPITAL FUND, INC.
                         -----------------------------
                       Statement of Changes in Net Assets
                       ----------------------------------


                                                        (Unaudited)
                                                        For the six
                                                       months ended   Year ended
                                                         June 30,    December 31
                                                           2004          2003
                                                       -----------   -----------
Increase (decrease) in net assets from operations

 Net investment loss                                  $    (2,420)    $  (2,883)
 Net realized gain from investment transactions               -             -
 Unrealized appreciation (depreciation) of investments     86,802       279,453
                                                          --------      --------

Net increase (decrease) in net assets resulting
     From operations                                       84,382       276,570

Distributions to shareholders                                 -             -

Share transactions (Note 4)                               (16,048)       64,700
                                                          --------    ---------
     Total increase in net assets                          68,334       341,270

Net Assets
     Beginning of year                                  1,715,250     1,373,980
                                                        ----------    ---------

     End of year                                      $ 1,783,584   $ 1,715,250
                                                        =========    ==========






















    The accompanying notes are an integral part of these financial statements.
                                    -6-




(page)


                         NORTHQUEST CAPITAL FUND, INC.
                         -----------------------------
                              Financial Highlights
                              --------------------
        For a share of capital stock outstanding throughout the period
        --------------------------------------------------------------


                                                       1                       2
                                                   2004        2003        2002
-------------------------------------------------------------------------------
PER SHARE DATA:
-------------------------------------------------------------------------------
Net Asset Value, Beginning of Year              $ 10.96     $  9.19    $  10.00
-------------------------------------------------------------------------------
Income from Investment Operations:
Net Investment Income                              (.02)       (.02)        -
Net Realized and Unrealized Gain on Investments     .44        1.79      (  .81)
                                                 -------      ------     -------
Total Income (Loss) From Investment Operations      .42        1.77      (  .81)
--------------------------------------------------------------------------------

Less Distributions                                  -           -           -
--------------------------------------------------------------------------------

Net Asset Value, End of Period                  $ 11.38     $ 10.96    $   9.19
--------------------------------------------------------------------------------

Total Return                                       3.83%      19.3%      - 8.1%
--------------------------------------------------------------------------------

Ratios and Supplemental Data:
Net Assets, end of Period                     $1,783,584  $1,715,250  $1,373,980
Ratio of Expenses,
 after reimbursement to Average Net Assets      1.70% a     1.38%       1.39% a
Ratio of Expenses,
 before reimbursement to Averaged Net Assets    1.78% a     2.00%       2.85% a
Ratio of Net Investment Income
 to Average Net Assets                        - 0.28% a   - 0.19%     - 0.04% a
Portfolio Turnover Rate (%)                     0.00%       4.64%       0.00%
-------------------------------------------------------------------------------

a = annualized

1   For the six month period ended June 30, 2004 (Unaudited)

2 For the period from January 15, 2002 (commencement of investment operations) to December 31, 2002









    The accompanying notes are an integral part of these financial statements.
                                    -7-




(page)

                         NORTHQUEST CAPITAL FUND, INC.
                         -----------------------------
                         Notes to Financial Statements
                         -----------------------------
                                 June 30, 2004
                                 -------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Nature of Operations: NorthQuest Capital Fund, Inc. ("the Fund") was incor-porated on January 3, 2001 in New Jersey and commenced investment operations January 15, 2002. The Fund is registered as an open-end, non-diversified management investment company under the Investment Company act of 1940, and its share are registered under the Securities Act of 1933. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

   Security Valuations: The Fund values investment securities, where market quotations are available, at market value based on the last recorded sales price as reported by the principle securities exchange on which the security is traded, or if the security is not traded on an exchange, market value is based on the latest bid price.

   Federal Income Taxes: The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

   Distribution to Shareholders: The Fund intends to distribute to its share-holders substantially all of its net realized capital gains and net invest-ment income, if any, at year-end.

   Other: The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determin-ing gains and losses for financial statements and income tax purposes. Div-idend income is recorded on the ex-dividend date and interest income is re-corded on an accrual basis.

   Estimates: The preparation of financial statements in conformity with ac-cepted accounting principles requires management to make estimates and as-sumptions that affect the reported amount of assets and liabilities and dis-closure of contingent assets and liabilities at the date of financial state-ments and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

   Reclassification: In accordance with SOP 93-2, the Fund has recorded a re-classification in the capital accounts. As of December 31, 2003, the Fund recorded permanent book/tax differences of $2,883 from net investment loss to Paid-in capital. This reclassification has no impact on the net asset value of the Fund and is designed generally to present undistributed income and net realized gains on a tax basis, which is considered to be more informative to shareholders.

(page)

                         NORTHQUEST CAPITAL FUND, INC.
                         -----------------------------
                   Notes to Financial Statements (continued)
                   -----------------------------------------
                               June 30, 2004
                               -------------


2. INVESTMENT ADVISORY AGREEMENT AND OTHER RELATED TRANSACTIONS

   The Fund has an investment advisory agreement with Emerald Research Corpora-tion ("the Advisor"), whereby the Advisor receives a fee of 1% per year on the net assets of the Fund. All fees are computed on the average daily clos-ing net asset value of the Fund and are payable monthly. The Advisor has agreed to decrease the investment advisory fee or, if necessary, to reimburse the Fund if and to the extent that the Fund's aggregate annual operating ex-penses exceed 2%.

   The Management fee for the first six months of 2004, as computed pursuant to the advisory agreement, totaled $8,746. The Advisor additionally paid $757 of the Fund's total expenses, which totaled $15,584.

   Mr. Peter J. Lencki is President of the Advisor and is also President of the Fund. Walter A. Lencki is the Fund's treasurer and an investor in the Advisor.


3. INVESTMENTS

   For the year ended June 30, 2004, purchases and sales of investment sec-urities other than short-term investments aggregated $0 and $0 respectively. At June 30, 2004, the gross unrealized appreciation for all securities totaled $306,319 and the gross unrealized depreciation for all securities totaled $11,694 or a net unrealized appreciation of $294,625. The aggregate cost of securities for federal income tax purposes at June 30, 2004 was $1,122,896, excluding short-term investments.


4. CAPITAL SHARE TRANSACTIONS

   As of June 30, 2004, there were 500,000,000 shares of $.001 per value capital stock authorized.
                                    June 30, 2004           December 31, 2003
                                  -----------------         -----------------
                                 Shares       Amount       Shares       Amount
                                ---------------------     ---------------------

   Shares sold                   2,949     $  33,293       10,223    $  95,065
   Shares issued due to
   repricing of the Fund         1,582          -
   (See Note 6)
   Shares issued in
    Reinvestment of dividends       -           -            -             -
   Shares redeemed               (4,381)    (49,341)     ( 3,230)     (30,365)
                                 -------    --------     --------   -----------
    Net Increase                    150   $ (16,048)       6,993   $   64,700
                                 =======    ========     ========   ===========

(page)

                         NORTHQUEST CAPITAL FUND, INC.
                         -----------------------------
                   Notes to Financial Statements (Continued)
                   -----------------------------------------
                               June 30, 2004
                               -------------


5. FEDERAL INCOME TAXES


   Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting prin-ciples generally accepted in the United States.

   As of June 30, 2004, the components of distributed earnings on a tax basis were as follows:

          Undistributed ordinary income           $ ( 2,420)
          Undistributed long-term capital gain    $    -
          Unrealized appreciation                 $ 294,625

   There were no distributions to shareholders for the years ended December 31, 2003 and 2002.


6. LEGAL PROCEEDINGS


On February 24, 2004, the Fund received a notice from the Securities and Exchange Commission ("SEC"), advising that the staff was considering recommend-ing that the Commission bring a civil injunction action and/or institute admin-astrative proceedings against the Fund, the Advisor and Peter Lencki, individ-ually. This action stemmed from the SEC's routine examination. The Fund, the Advisor and Mr. Lencki have entered into settlement negotiations with the SEC to resolve this matter. There can be no assurance that the settlement negoti-ations will be successful or that the terms of the final settlement will not have a material adverse effect on the Fund or the ability of the Advisor to perform its contract with the Fund.

The SEC questioned the procedure in which shareholders were transferred into the Fund from a limited partnership ("LP") managed by the Advisor. The SEC requested that the Fund voluntarily suspend sales of new shares to current and prospective shareholders. The Fund continued to honor redemption requests. Sales of new shares were suspended on July 23, 2003. The former limited partners of the LP were brought into the Fund by transferring securities they received from the LP to the Fund and receiving pro rata shares of the Fund in exchange for the secur-ities transferred at the current market value on the date of transfer. The Fund accepted these shareholders into the Fund individually with five groups on five different dates throughout 2002. The SEC believed that all limited partners of the LP should have been accepted into the Fund on the same day. The Advisor has undertaken the following corrective action. The Advisor recalculated the net as-set value of the Fund as if the limited partners were accepted on the same day into the Fund. The affected shareholders were issued 1,582 additional shares of the Fund and the Advisor reimbursed the Fund $543 for losses sustained due to redemptions. On March 23, 2004 sales of new Fund shares were accepted. As pre-viously disclosed the Fund and the Advisor are awaiting a final settment in this matter.

(page)


BOARD OF DIRECTORS INFORMATION
NorthQuest Capital Fund, Inc.
June 30, 2004



The Fund's Board of Directors has the ultimate responsibility of running the Fund. Information about the Fund's Directors are provided below. Additional board member information is included in the SAI, which is available free of charge by calling 1-800-698-5261.

INDEPENDENT DIRECTORS

Name & Age         Position  Term/Time    Principal Occupation     Other Public
                              on Bd.      During Last 5 Years       Company
                                                                   Directorships
----------         --------  ---------    --------------------     -------------
Robert S. Keesser  Director  1 year &     Zone Sales Manager         None
Age 42                       served since NGK Spark Plug Co.
                             Fund's       Irvine, CA
                             inception

John G. Padovano   Director  1 year &     Sole proprietor            None
Age 55                       served since Consultant to
                             Fund's       Production Services LLC
                             inception    Hillside,NJ & Pres. of
                                          Rand Direct in Edison,
                                          NJ: Packageing Industry

Robert R.Thompson  Director  1 year &     Vice-President/Owner       None
Age 49                       served since Thompson & Co.
                             Fund's       Automotive Parts Ware.
                             inception    Union, NJ


INTERESTED DIRECTOR

Peter J. Lencki    Director  1 year &     Portfolio Manager of       None
Age 49             President served since NorthQuest Capital Fund
                   of Fund   Fund's       Owner of Emerald Auto
                             inception    Parts & Supply, Inc.
                                          Brick, NJ

Directors of the Fund are considered "Interested Directors", as defined in the Investment Company Act of 1940, because these individuals are affiliated with the Fund's Investment Adviser. Mr. Peter J. Lencki is president and owner of the Fund's Investment Adviser.


PROXY VOTING INFORMATION

The Fund's proxy voting policies, procedures and voting records relating to common stock securities in the Fund's investment portfolio are available without charge, upon request, by calling the Fund's toll-free telephone number 1-800-698-5261. The Fund will send this information within three business days of receipt of the request, by first class mail or other means designed to ensure prompt delivery. The Fund's proxy information is also available on the Securities and Exchange Commission website at http://www.sec.gov.
                                     -11-




(page)

Item 2. Code of Ethics.
                                 CODE OF ETHICS

Pursuant to the requirements of Section 406 and 407 of the Sarbanes-Oxley Act of 2002, the NorthQuest Capital Fund, (the "Fund"), hereby adopts the following Code of Ethics, which applies to the Fund's principal executive, financial, and accounting officers or persons performing similar functions regardless of whether these individuals are employed by the Fund or a third party, is designed to deter wrongdoing and to promote:

 a) Honest and ethical conduct, including the ethical handling of actual and ap-parent conflicts of interest between personal and professional relation-ships;
 b) Full, fair, accurate, timely and understandable disclosure in reports and documents that the Fund files with, or submits to, the Securities and Exchange Commission and in all public communications.
 c) Compliance with all applicable governmental laws, rules and regulations;
 d) Prompt internal reporting of violations of the code, should any occur, to any of the principal officers of the Fund and all appropriate persons ident-ified in the code; and
 e) The principal executive officer of the Fund will be held accountable for adherence to the code as presented above.


Item 3. Audit Committee Financial Expert.

    The Fund has assets under 2 million and has no audit committee and therefore has no audit committee financial expert. The Fund's officers and board of directors, which consists of independent directors that control 75% of the board, oversee and review all Fund reports. The current Fund auditor is Michael Baranowsky of Sanville & Company. Mr. Baranowsky conducts the var-ious Fund audits and continues to indicate satisfaction with the Fund's in-ternal controls, security certificate inspections, and other Fund reporting. At this time the Fund believes it has adequate supervision over its account-ing procedures, practices and reporting.


Item 4-8. (Reserved)


Item 9. Controls and Procedures.

   Peter J. Lencki is the president of the Fund. He handles all financial matters of the Fund and has provided the internal control procedures to produce detailed and accurate reports in all financial matters involving Fund operations. Peter J. Lencki reports to the board of directors on a continuous
   basis.   Mr. Lencki is also president and owner of the investment adviser, the Emerald Research Corporation. Walter A. Lencki, the Chief Financial Officer of the Fund and an investor in the investment adviser, oversees the Fund's financial reports. Auditors have reviewed the Internal Control exer-cised by the Fund during this past year and found no material weaknesses.


Item 10. Exhibits.

   A. Code of Ethics.
      Filed under Item 2 Code of Ethics above


                                     -ii-




(page)

   B. Certification.


                                SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


   (Registrant)                                    NorthQuest Capital Fund, Inc.

   By (Signature and Title)                          /s/ Peter J. Lencki
                                                         ---------------
                                                         Peter J. Lencki
                                                         President

   Date:  07/12/04





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacity and on the date indicated.


   (Registrant)                                    NorthQuest Capital Fund, Inc.

   By (Signature and Title)                          /s/ Walter A. Lencki
                                                         ----------------
                                                         Walter A. Lencki
                                                         Chief Financial Officer

   Date:  07/12/04



   By the Commission

                            Margaret H. McFarland
                            Deputy Secretary

   Dated: January 27, 2003













                                     -iv-